Capital and reserves - Treasury shares (Details)	6 Months Ended					12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥) item shares	Dec. 31, 2024 USD ($) item shares	Dec. 31, 2024 HKD ($) item shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Jun. 30, 2022 CNY (¥) shares	Aug. 30, 2024 HKD ($)	Sep. 15, 2023 USD ($)	Oct. 31, 2022 shares	Sep. 29, 2022 USD ($)	Sep. 21, 2022 shares	Dec. 21, 2021 USD ($)
Capital and reserves
Repurchase of shares | ¥	¥ 73,560,000					¥ 330,221,000			¥ 32,711,000			¥ 82,160,000
2022 share repurchase program
Capital and reserves
Number of shares repurchased									3,462,868	3,462,868	3,462,868
2021 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $																		$ 200,000,000
2023 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $														$ 200,000,000
2024 share repurchase program
Capital and reserves
Amount authorized under share repurchase program | $													$ 2,000,000,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased						5,997,000	5,997,000	5,997,000	166,000	166,000	166,000
Repurchase of shares						¥ 169,534,000		$ 186,479,000	¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased									166,000	166,000	166,000
Hong Kong Stock Exchange | 2023 and 2024 share repurchase program
Capital and reserves
Number of shares repurchased						6,705,400	6,705,400	6,705,400
New York Stock Exchange
Capital and reserves
Number of shares repurchased						5,662,344	5,662,344	5,662,344	3,373,228	3,373,228	3,373,228
Repurchase of shares						¥ 160,687,000	$ 22,679,000		¥ 31,175,000	$ 4,370,000
New York Stock Exchange | 2022 share repurchase program
Capital and reserves
Number of shares repurchased									3,296,868	3,296,868	3,296,868
New York Stock Exchange | 2021 share repurchase program
Capital and reserves
Number of shares repurchased																	6,187,636
New York Stock Exchange | 2023 and 2024 share repurchase program
Capital and reserves
Number of shares repurchased						7,112,452	7,112,452	7,112,452
Treasury shares
Capital and reserves
Number of shares issued	20,356,896	20,356,896	20,356,896			15,878,028	15,878,028	15,878,028	18,834,996	18,834,996	18,834,996
Repurchase of shares | ¥	¥ 73,560,000					¥ 330,221,000			¥ 32,711,000			¥ 82,160,000
Class A ordinary shares | Treasury shares
Capital and reserves
Amount authorized under share repurchase program | $																$ 100,000,000
Number of shares repurchased				6,111,276	6,111,276							6,111,276
Repurchase of shares		$ 6,981,000	$ 26,290,000	¥ 82,160,000	$ 12,763,000
Class A ordinary shares | Treasury shares | Hong Kong Stock Exchange
Capital and reserves
Number of shares issued	708,400	708,400	708,400
Repurchase of shares | ¥	¥ 23,930,000
Class A ordinary shares | Treasury shares | New York Stock Exchange
Capital and reserves
Number of shares issued	1,450,108	1,450,108	1,450,108
Repurchase of shares | ¥	¥ 49,630,000
2020 Share Award Scheme
Capital and reserves
Number of special purpose vehicles | item						12	12	12
2020 Share Incentive Plan
Capital and reserves
Number of shares issued	98,773,684	98,773,684	98,773,684	92,586,048	92,586,048	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	98,773,684	92,586,048
Transfer of repurchased shares															6,187,636